Consolidated Statement of Cash Flows (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Fines and penalties on overdue loans and borrowings and finance leases payments	₽ 1,161	₽ 6,013	₽ 19,167
Sale of 49% share in Elga coal complex, with put-option granted		49.00%